Revenue by destination and product - Summary of consolidated sales revenue by destination (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Sales revenue (%)	100.00%	100.00%	100.00%
Consolidated sales revenue	$ 57,638	$ 53,658	$ 54,041
Greater China
Disclosure of geographical areas [line items]
Sales revenue (%)	57.30%	57.40%	59.60%
Consolidated sales revenue	$ 33,038	$ 30,814	$ 32,193
US
Disclosure of geographical areas [line items]
Sales revenue (%)	16.70%	16.80%	13.90%
Consolidated sales revenue	$ 9,657	$ 9,007	$ 7,516
Japan
Disclosure of geographical areas [line items]
Sales revenue (%)	5.70%	6.50%	6.90%
Consolidated sales revenue	$ 3,266	$ 3,470	$ 3,727
Europe (excluding UK)
Disclosure of geographical areas [line items]
Sales revenue (%)	5.80%	4.80%	5.30%
Consolidated sales revenue	$ 3,364	$ 2,580	$ 2,859
South Korea
Disclosure of geographical areas [line items]
Sales revenue (%)	3.40%	3.60%	4.30%
Consolidated sales revenue	$ 1,958	$ 1,940	$ 2,300
Asia (excluding Greater China, Japan and South Korea)
Disclosure of geographical areas [line items]
Sales revenue (%)	3.50%	3.30%	2.90%
Consolidated sales revenue	$ 2,007	$ 1,778	$ 1,581
Canada
Disclosure of geographical areas [line items]
Sales revenue (%)	3.00%	2.90%	2.90%
Consolidated sales revenue	$ 1,722	$ 1,562	$ 1,588
Australia
Disclosure of geographical areas [line items]
Sales revenue (%)	1.60%	2.00%	1.70%
Consolidated sales revenue	$ 909	$ 1,076	$ 923
UK
Disclosure of geographical areas [line items]
Sales revenue (%)	0.20%	0.30%	0.10%
Consolidated sales revenue	$ 92	$ 143	$ 81
Other countries
Disclosure of geographical areas [line items]
Sales revenue (%)	2.80%	2.40%	2.40%
Consolidated sales revenue	$ 1,625	$ 1,288	$ 1,273